united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 3/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2016

Shares	Security		Fair Value
	MUTUAL FUNDS (RICs) - 5.65%
	Closed End - 1.42%
33,000	BlackRock Resources & Commodities Strategy Trust		$ 237,930

	Equity - 3.11%
4,000	ProShares Short Russell 2000 ETF +		248,320
2,000	Vanguard Consumer Staples ETF		270,640
			518,960
	Fixed Income - 1.12%
3,500	Vanguard Mortgage-Backed Securities ETF		187,145

	TOTAL MUTUAL FUNDS
	(Cost $876,315)		944,035

	COMMON STOCKS - 72.23%
	Advertising - 1.44%
2,900	Omnicom Group, Inc.		241,367

	Aerospace/Defense - 2.87%
1,900	General Dynamics Corp.		249,603
2,300	United Technologies Corp.		230,230
			479,833
	Banks - 1.72%
20,000	Royal Bank of Scotland Group PLC +		127,600
10,000	UBS Group AG		160,200
			287,800
	Beverages - 3.26%
300	Boston Beer Co, Inc. +		55,521
2,250	Diageo PLC		242,708
2,400	PepsiCo, Inc.		245,952
			544,181
	Chemicals - 0.65%
275	NewMarket Corp.		108,972

	Commercial Services - 3.00%
2,870	Automatic Data Processing, Inc.		257,468
3,900	Ritchie Bros Auctioneers, Inc.		105,612
1,700	Verisk Analytics, Inc. +		135,864
			498,944
	Computers - 1.53%
2,350	Apple, Inc.		256,126

	Distribution/Wholesale - 0.67%
2,300	Fastenal Co.		112,700

	Diversified Financial Companies - 4.77%
9,000	Charles Schwab Corp.		252,180
2,800	MasterCard, Inc.		264,600
3,800	T Rowe Price Group, Inc.		279,148
			795,928
	Electric - 2.57%
9,100	Public Service Enterprise Group, Inc.		428,974

	Food - 2.20%
1,000	McCormick & Co., Inc.		99,480
3,600	Nestle SA - ADR		268,596
			368,076
Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares	Security		Fair Value
	Forest Products & Paper - 0.42%
1,100	Neenah Paper, Inc.		$ 70,026

	Healthcare-Products - 3.74%
442	Atrion Corp.		174,749
4,300	Medtronic PLC		322,500
2,200	ResMed, Inc.		127,204
			624,453
	Healthcare-Services - 2.79%
1,900	Centene Corp. +		116,983
2,700	UnitedHealth Group, Inc.		348,030
			465,013
	Home Builders - 1.07%
8,000	Winnedbago Industries, Inc.		179,600

	Insurance - 5.70%
3,600	Arch Capital Group Ltd. +		255,960
1,800	Berkshire Hathaway, Inc., Class B +		255,384
4,800	Marsh & McLennan Cos, Inc.		291,792
2,600	Safety Insurance Group, Inc.		148,356
			951,492
	Internet - 5.81%
350	Amazon.com, Inc. +		207,774
2,300	Facebook, Inc. +		262,430
7,208	Reis, Inc.		169,748
180	Priceline Group, Inc. +		232,013
6,000	Twitter, Inc. +		99,300
			971,265
	Leisure Time - 0.94%
1,600	Polaris Industries, Inc.		157,568

	Machinery-Diversified - 1.42%
1,300	Roper Industries, Inc.		237,601

	Media - 0.90%
2,300	Scripps Networks Interactive, Inc.		150,650

	Oil & Gas - 3.88%
1,000	Chevron Corp.		95,400
3,300	Exxon Mobil Corp.		275,847
3,200	Philips 66		277,088
			648,335
	Oil & Gas Services - 0.67%
1,000	Core Laboratories NV		112,410

	Pharmaceuticals - 3.85%
1,150	Allergan PLC +		308,234
3,100	Johnson & Johnson		335,420
			643,654
	Real Estate - 2.96%
9,000	CBRE Group, Inc. +		259,380
2,000	Jones Lang LaSalle, Inc.		234,640
			494,020
Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Shares	Security		Fair Value
	Retail - 3.28%
300	Chipotle Mexican Grill, Inc. +		$ 141,291
1,700	Home Depot, Inc.		226,831
3,100	Ross Stores, Inc.		179,490
			547,612
	Semiconductors - 1.90%
1,300	Lam Research Corp.		107,380
4,100	Qualcomm, Inc.		209,674
			317,054
	Software - 5.57%
2,200	Aspen Technology, Inc. +		79,486
5,000	Cerner Corp. +		264,800
3,400	Inovalon Holdings, Inc. +		62,968
4,200	Microsoft Corp.		231,966
5,200	Oracle Corp.		212,732
5,200	Quality Systems, Inc.		79,248
			931,200
	Telecommunications - 2.65%
8,700	Cisco Systems, Inc.		247,689
3,700	Level 3 Communications, Inc. +		195,545
			443,234
	TOTAL COMMON STOCKS
	(Cost $10,252,980)		12,068,088

Principal
	CORPORATE BONDS - 4.62%
	Banks - 0.10%
$ 15,000	Goldman Sachs Group, Inc., 5.375%, 3/15/2020		16,659

	Building Materials - 0.62%
100,000	USG Corp., 6.30%, 11/15/2016		102,750

	Computers 0.50%
83,000	Dell, Inc., 3.10%, 4/1/2016		83,000

	Home Builders - 0.56%
40,000	KB Home, 9.10%, 9/15/2017		43,300
50,000	KB Home, 7.625%, 5/15/2023		49,875
			93,175
	Insurance - 0.27%
45,000	MBIA, Inc., 7.00%, 12/15/2025		45,675

	Internet - 0.21%
32,000	Google, Inc., 3.375%, 2/25/2024		35,051

	Mining - 1.05%
175,000	Kinross Gold Corp., 3.625%, 9/1/2016		175,875

	Miscellaneous Manufacturing - 0.60%
100,000	General Electric Co., 5.0%, 5/15/2016		100,417

	Oil & Gas - 0.12%
29,000	Halcon Resources Corp., 12.0%, 2/15/2022		19,358

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

Principal	Security		Fair Value
	Retail - 0.59%
$ 30,000	Gap, Inc. (The), 5.95%, 4/12/2021		$ 32,539
65,000	Macy's Retail Holdings, Inc., 7.875%, 8/15/2036		66,308
			98,847
	TOTAL CORPORATE BONDS
	(Cost $806,313)		770,807

	U.S. GOVERNMENT & AGENCIES - 11.41%
8,950	Fannie Mae CMO 2002-33 Class MM,6.25%, 6/25/2032		9,663
200,000	Fannie Mae Interest Strip, 0.0%, 1/15/2036		107,343
50,000	Federal Agricultural Mortgage Corp., 3.75%, 5/17/2017		51,619
18,000	Federal Farm Credit Banks, 3.54%, 1/25/2036		18,036
100,000	Federal Home Loan Banks, 0.5%, 9/28/2016		99,899
150,000	Federal Home Loan Banks, 2.125%, 6/10/2016		150,487
100,000	Tennessee Valley Authority, 5.88%, 4/1/2036		136,292
100,000	Tennessee Valley Authority, 4.875%, 1/15/2048		119,161
100,000	United States Treasury Inflation Indexed Bonds, 0.125%, 4/15/2017		101,179
500,000	United States Treasury Note, 4.75%, 2/15/2037		708,318
200,000	United States Treasury Note, 3.0%, 8/31/2016		202,143
190,000	United States Treasury Note, 2.5%, 5/15/2024		202,094
	TOTAL U.S. GOVERNMENT & AGENCIES		1,906,234
	(Cost $1,888,538)

	MUNICIPAL BONDS - NON-TAXABLE - 1.51%
45,000	Florida Department of Environmental Protection, 5.456%, 7/1/2019		50,500
85,000	State of Illinois, 4.95%, 6/1/2023		88,792
40,000	New Jersey Economic Development Authority, 0.0%, 2/15/2018		38,364
60,000	St Louis School District, 6.25%, 4/1/2026		74,842
	TOTAL MUNICIPAL BONDS		252,498
	(Cost $246,383)
Shares
	REITs - 1.81%
2,600	Crown Castle International Corp.		224,900
775	PS Business Parks, Inc.		77,895
	TOTAL REITs		302,795
	(Cost $261,982)

	SHORT-TERM INVESTMENTS - 3.03%
506,204	First National Bank of Omaha, 0.31%
	(Cost $506,204)		506,204

	TOTAL INVESTMENTS
	(Cost $14,838,715)(a)	100.26%	$ 16,750,661
	Liabilities in excess of other assets	(0.26)%	(43,082)

	TOTAL NET ASSETS	100.00%	$ 16,707,579

ADR - American Depository Receipt
CMO - Collateralized Mortgage Obligation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
Non-income producing securities.
Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,833,651 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$2,057,956
		Unrealized depreciation:	(140,946)
		Net unrealized appreciation:	$1,917,010

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

	Assets (A)	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 12,068,088	$ -	$ -	$ 12,068,088
	Corporate Bonds	-	770,807	-	770,807
	Mutual Funds	944,035	-	-	944,035
	Municipal Bond- Non-Taxable	-	252,498	-	252,498
	REITs	302,795	-	-	302,795
	U.S. Government & Agencies	-	1,906,234	-	1,906,234
	Short-Term Investment	506,204	-	-	506,204
	Total	$ 13,821,122	$ 2,929,539	$ -	$ 16,750,661

(a)	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

	There were no transfers into or out of Level 1 And Level 2 during the current period presented.
	It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

	The Fund did not hold any Level 3 securities during the period.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks would include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 05/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 05/25/2016

By (Signature and Title)

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 05/25/2016